PaineWebber S&P 500 Index Fund                                 Semiannual Report

                                                               January 15, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber S&P 500 Index Fund (the "Fund"), for the six-month period ended November 30, 1998.


Market Review

The financial markets became extremely volatile in August as investors reacted to heightened global uncertainty by moving money out of stocks. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

The stock market rallied, however, after the Federal Reserve cut interest rates three times and other central banks around the globe followed suit in anticipation of the new euro currency. Many of the sectors that had lagged from August through October -- primarily technology and financial services -- rebounded by November 30. The rate cuts allayed investor concerns about the market decline and its economic impact. As measured by the S&P 500 Index (the "Index"), the rally produced one of the best year-end quarters ever and a fourth straight year of market gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- to small-capitalization stocks.

Portfolio Review

Performance

The Fund's total return consists of the change in net asset value with dividends reinvested, if any. Class A shares commenced issuance on October 2, 1998; from commencement through November 30, 1998, Class A shares gained 17.85% without deducting sales charges. Class C shares commenced issuance on October 7, 1998; from commencement through November 30, 1998, Class C shares gained 17.97% without deducting sales charges. For the six months ended November 30, 1998, Class Y shares gained 7.08%.

The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares gained 14.89% and Class C shares gained 16.97%. Class Y shares are not subject to sales charges.

Portfolio Highlights

The Fund's objective is to replicate the total return of the Index before fees and expenses. To achieve this objective the Fund invests substantially all of its assets in common stocks issued by companies in the Index and in related instruments that simulate investment in the Index.


PaineWebber
S&P 500 Index Fund
FUND PROFILE

Goal:

(arrow) Replicate the total return of the S&P 500 Index before fees and expenses

(arrow) Portfolio Manager:
        T. Kirkham Barneby
        Mitchell Hutchins Asset Management Inc.

(arrow) Total Net Assets:
        $18.7 million as of November 30, 1998

(arrow) Dividend Payments:
        Annually

Semiannual Report


Sector Weightings(1)
PaineWebber S&P 500 Index Fund vs. S&P 500 Index

                                                         Fund              Index
--------------------------------------------------------------------------------
Basic Materials                                          4.75%             4.74%
Commercial Services                                      1.79              1.84
Consumer Cyclical                                        7.70              7.77
Consumer Noncyclical                                    11.32             11.32
Consumer Services                                        5.05              5.04
Energy                                                   6.48              6.47
Financial Services                                      18.43             18.50
Healthcare                                              12.31             12.29
Industrials                                              3.08              3.07
Technology                                              17.62             17.53
Telecommunications                                       7.93              7.88
Transportation                                           0.98              0.99
Utilities                                                2.56              2.56
Total                                                  100.00%           100.00%



Top Ten Holdings(1)
PaineWebber S&P 500 Index Fund
--------------------------------------------------------------------------------
Microsoft Corp.                                                            3.23%
General Electric Co.                                                       3.12
Merck & Co. Inc.                                                           1.97
Exxon Corp.                                                                1.95
Intel Corp.                                                                1.94
Coca Cola Co.                                                              1.86
Wal Mart Stores Inc.                                                       1.80
International Business Machines                                            1.66
Pfizer Inc.                                                                1.54
Philip Morris Companies Inc.                                               1.45



(1) All weightings represent percentages of portfolio assets as of November 30, 1998, unless noted otherwise. All weightings are subject to change.

                                                            Semiannual Report


Outlook

(Graphic)

Our expectations for 1999 are a little more subdued than 1998's results. We look for slowing economic growth around 2%, inflation below 2% and corporate earnings growth in the 4-5% range -- a stable rate after declines for most of 1998. Taking these expectations into consideration, we think the market is about 5% above fair value, well within its normal range.

For the stock market rally to sustain itself, it will have to continue broadening and include more small- to mid-size companies. For calendar year 1998, the S&P 500 Index's 28.60% return surpassed the returns of more than 87% of equity mutual funds in the Lipper Inc. universe.(2)

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a Quarterly Review on PaineWebber S&P 500 Index Fund or another fund in the PaineWebber Family of Funds,3 please contact your investment executive.


Sincerely,


/s/ Margo Alexander                           /s/ T. Kirkham Barneby

Margo Alexander                               T. Kirkham Barneby
President                                     Managing Director, Chief
Mitchell Hutchins Asset                         Investment Officer--
Management Inc.                                 Quantitative Investments
                                              Mitchell Hutchins Asset
                                                Management Inc.
                                              Portfolio Manager, PaineWebber
                                                S&P 500 Index Fund



This letter is intended to assist shareholders in understanding how the Fund performed during the period ended November 30, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(2) Source: Lipper Inc., used with permission. The S&P 500 Index return ranked 765th in a universe of 6,078 mutual funds that invest in stocks.

(3) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PaineWebber S&P 500 Index Fund


Portfolio of Investments                           November 30, 1998 (unaudited)

Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--100.37%

Agriculture, Food & Beverage--5.32%
  1,200         Archer-Daniels-Midland Co. ..................      $   22,050
    600         Bestfoods Co. ...............................          34,875
    900         Campbell Soup Co. ...........................          51,412
    800         Coca-Cola Enterprises Inc. ..................          30,250
  1,000         Conagra, Inc. ...............................          31,437
    300         General Mills, Inc. .........................          22,650
    700         Heinz, H. J. and Co. ........................          40,819
    300         Hershey Foods Corp. .........................          20,175
    800         Kellogg Co. .................................          29,300
  3,000         Pepsico, Inc. ...............................         116,062
    500         Pioneer Hi-Bred International, Inc. .........          14,969
    300         Quaker Oats Co. .............................          18,413
    700         RJR Nabisco Holdings Corp. ..................          20,169
    900         Sara Lee Corp. ..............................          52,537
    200         Supervalue, Inc. ............................           5,163
    700         Sysco Corp. .................................          18,856
  5,000         The Coca-Cola Co. ...........................         350,312
  1,300         Unilever N.V ................................         100,506
    200         Wrigley, Wm. Jr. Co. ........................          17,625
                                                                 ------------
                                                                      997,580
                                                                 ------------

Airlines--0.35%
    400         AMR Corp.* ..................................          26,375
    300         Delta Air Lines, Inc. .......................          16,106
    600         Southwest Airlines Co. ......................          12,900
    200         US Airways Group, Inc.* .....................          10,400
                                                                 ------------
                                                                       65,781
                                                                 ------------


Alcohol--0.49%
  1,000         Anheuser-Busch Companies, Inc. ..............          60,625
    100         Brown Forman Corp. ..........................           7,275
    700         Seagram Co. Ltd. ............................          24,019
                                                                 ------------
                                                                       91,919
                                                                 ------------

Apparel, Retail-0.55%
    800         Gap, Inc. ...................................          58,850
    500         Limited, Inc. ...............................          14,469
    300         Nordstrom, Inc. .............................          11,175
    600         TJX Companies, Inc. .........................          15,375
    300         Venator Group Inc. ..........................           2,362
                                                                 ------------
                                                                      102,231
                                                                 ------------

Apparel, Textiles--0.22%
    200         Fruit of the Loom, Inc.* ....................           2,950
    100         Liz Claiborne, Inc. .........................           3,388
    600         Nike Inc. ...................................          24,000
    100         Reebok International Ltd.* ..................           1,594
    200         V. F. Corp. .................................           9,812
                                                                 ------------
                                                                       41,744
                                                                 ------------

Number of
 Shares                                                              Value
---------                                                        ------------

Banks--7.06%
  1,500         Bank of New York Co. Inc. ...................    $     51,375
  2,286         Bank One Corp. ..............................         117,300
  3,466         BankAmerica Corp. ...........................         225,940
    600         BankBoston Corp. ............................          24,975
    200         Bankers Trust New York Corp. ................          17,400
    600         BB & T Corp. ................................          22,162
    300         Comerica, Inc. ..............................          19,350
    500         Fifth Third Bancorp .........................          33,187
  1,900         First Union Corp. ...........................         115,425
  1,100         Fleet Financial Group, Inc. .................          45,856
    400         Huntington Bancshares, Inc. .................          11,850
    900         KeyCorp .....................................          27,619
    500         Mellon Bank Corp. ...........................          31,469
    300         Mercantile Bancorporation, Inc. .............          13,219
    400         Morgan, (J.P.) & Co., Inc. ..................          42,750
    700         National City Corp. .........................          47,075
    200         Northern Trust Corp. ........................          16,150
    600         PNC Bank Corp. ..............................          30,937
    400         Regions Financial Corp. .....................          15,500
    200         Republic New York Corp. .....................           9,350
    300         State Street Corp. ..........................          20,588
    400         Summit Bancorp, Inc. ........................          16,725
    400         Suntrust Banks, Inc. ........................          27,925
    500         Synovus Financial Corp. .....................          11,031
  1,700         The Chase Manhattan Corp. ...................         107,844
    300         Union Planters Corp. ........................          14,288
  1,500         US Bancorp, Inc. ............................          55,219
    400         Wachovia Corp. ..............................          34,925
  3,200         Wells Fargo & Co. ...........................         115,200
                                                                 ------------
                                                                    1,322,634
                                                                 ------------

Chemicals--2.64%
    500         Air Products & Chemicals, Inc. ..............          19,062
  1,100         Allied-Signal, Inc. .........................          48,400
    200         Ashland, Inc. ...............................           9,725
    200         Avery Dennison Corp. ........................           9,588
    500         Dow Chemical Co. ............................          48,687
  2,300         DuPont (E.I.) de Nemours & Co. ..............         135,125
    200         Eastman Chemical Co. ........................          11,587
    300         Ecolab, Inc. ................................           9,281
    300         Engelhard Corp. .............................           5,794
    100         Great Lakes Chemical Corp. ..................           3,994
    200         Hercules, Inc. ..............................           6,575
    800         Minnesota Mining & Manufacturing Co. ........          64,250
    300         Morton International, Inc. ..................           8,831
    100         Nalco Chemical Co. ..........................           3,344
    700         Occidental Petroleum Corp. ..................          14,175
    400         PPG Industries, Inc. ........................          24,475
    300         Praxair, Inc. ...............................          11,456
    400         Rohm & Haas Co. .............................          13,975
    200         Sealed Air Corp.* ...........................           8,825
    300         Sherwin Williams Co. ........................           8,513
    300         Tenneco, Inc. ...............................          10,687
    300         Union Carbide Corp. .........................          13,425
    200         Westvaco Corp. ..............................           5,625
                                                                 ------------
                                                                      495,399
                                                                 ------------

PaineWebber S&P 500 Index Fund


Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--(continued)

Computer Hardware--7.02%
    700         3Com Corp.* .................................    $     27,081
    300         Apple Computer, Inc.* .......................           9,581
    400         Ascend Communications Inc.* .................          22,475
    300         Cabletron Systems, Inc.* ....................           4,200
  1,700         Cendant Corp.* ..............................          32,300
  3,100         Cisco Systems, Inc.* ........................         233,663
  3,500         Compaq Computer Corp. .......................         113,750
  2,500         Dell Computer Corp.* ........................         152,031
  1,000         EMC Corp.* ..................................          72,500
    300         Gateway Inc.* ...............................          16,838
  2,100         Hewlett-Packard Co. .........................         131,775
    300         Ikon Office Solutions Inc. ..................           2,925
  1,900         International Business Machines .............         313,500
    500         Pitney Bowes, Inc. ..........................          28,000
    500         Seagate Technology, Inc.* ...................          14,750
    400         Silicon Graphics, Inc.* .....................           4,900
    800         Sun Microsystems Inc.* ......................          59,250
    700         Xerox Corp. .................................          75,250
                                                                 ------------
                                                                    1,314,769
                                                                 ------------

Computer Software--4.27%
    100         Adobe Systems, Inc. .........................           4,475
    100         Autodesk, Inc. ..............................           3,638
    400         BMC Software Inc.* ..........................          20,425
  1,100         Computer Associates International Inc. ......          48,675
  5,000         Microsoft Corp.* ............................         610,000
    700         Novell, Inc.* ...............................          11,594
  2,000         Oracle Systems Corp.* .......................          68,500
    500         Parametric Technology Corp.* ................           8,500
    500         Peoplesoft Inc.* ............................          10,281
    500         Unisys Corp.* ...............................          14,250
                                                                 ------------
                                                                      800,338
                                                                 ------------

Construction, Real Property--0.23%
    100         Armstrong World Industries, Inc. ............           6,663
    100         Centex Corp. ................................           3,569
    200         Fluor Corp. .................................           8,562
    700         Masco Corp. .................................          20,212
    100         Owens-Corning Fiberglass ....................           3,731
                                                                 ------------
                                                                       42,737
                                                                 ------------

Consumer Durables--0.18%
    200         Black & Decker Corp. ........................          10,838
    200         Maytag Corp. ................................          10,825
    200         Whirlpool Corp. .............................          11,200
                                                                 ------------
                                                                       32,863
                                                                 ------------

Defense/Aerospace--1.04%
  2,000         Boeing Co. ..................................          81,250
    300         General Dynamics Corp. ......................          17,419
    200         Goodrich, B.F. Co. ..........................           7,588
    400         Lockheed Martin Corp. .......................          41,500
    100         Northrop Grumman Corp. ......................           8,125
    700         Raytheon Co. ................................          38,762
                                                                 ------------
                                                                      194,644
                                                                 ------------


Number of
 Shares                                                              Value
---------                                                        ------------

Diversified Retail--3.04%
    400         Costco, Companies Inc.* .....................    $     25,100
    900         Dayton Hudson Corp. .........................          40,500
    200         Dillard Department Stores, Inc. .............           6,875
    400         Federated Department Stores, Inc.* ..........          16,675
  1,000         K Mart Corp.* ...............................          15,250
    300         Kohls Corp.* ................................          14,756
    500         May Department Stores Co. ...................          30,156
    300         Meyer (Fred), Inc.* .........................          15,263
    500         Penney (J.C.), Inc. .........................          27,500
    800         Sears Roebuck & Co. .........................          37,950
  4,500         Wal Mart Stores, Inc. .......................         338,906
                                                                 ------------
                                                                      568,931
                                                                 ------------

Drugs & Medicine--9.22%
    100         Allergan, Inc. ..............................           6,088
    200         Alza Corp.* .................................          10,450
  2,600         American Home Products Corp. ................         138,450
    500         Amgen, Inc.* ................................          37,625
  2,000         Bristol-Myers Squibb Co. ....................         245,125
    400         Cardinal Health Inc. ........................          27,450
  2,300         Lilly, Eli & Co. ............................         206,281
  2,400         Merck & Co., Inc. ...........................         371,700
  1,200         Monsanto Co. ................................          54,375
  2,600         Pfizer, Inc. ................................         290,225
  1,000         Pharmacia and Upjohn Inc. ADR ...............          52,063
  1,500         Schering-Plough Corp. .......................         159,562
    200         Sigma-Aldrich Corp. .........................           6,425
  1,600         Warner Lambert Co. ..........................         120,800
                                                                 ------------
                                                                    1,726,619
                                                                 ------------

Electric Utilities--2.58%
    400         AES Corp.* ..................................          18,300
    300         Ameren Corp. ................................          12,356
    400         American Electric Power, Inc. ...............          18,550
    300         Baltimore Gas & Electric Co. ................           9,206
    300         Carolina Power and Light Co. ................          13,912
    400         Central & South West Corp. ..................          11,000
    300         Cinergy Corp. ...............................          10,369
    500         Consolidated Edison of New York, Inc. .......          25,406
    400         Dominion Resources, Inc. ....................          18,475
    300         DTE Energy Co. ..............................          13,088
    700         Duke Energy Corp. ...........................          43,794
    700         Edison International, Inc. ..................          19,250
    500         Entergy Corp. ...............................          14,656
    500         Firstenergy Corp. ...........................          15,469
    400         FPL Group, Inc. .............................          24,500
    300         General Public Utilities Corp. ..............          13,144
    600         Houston Industries, Inc. ....................          18,975
    200         New Century Energies Inc. ...................           9,613
    400         Niagara Mohawk Power Corp.* .................           6,150
    300         Northern States Power Co. ...................           8,156
    600         PacifiCorp ..................................          11,250
    400         PECO Energy Co. .............................          16,050
    300         Pennsylvania Power & Light Co. ..............           8,194
    800         PG&E Corp. ..................................          24,750
    500         Public Service Enterprise Group, Inc. .......          19,500
  1,400         Southern Co. ................................          41,300

PaineWebber S&P 500 Index Fund


Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--(continued)

Electric Utilities--(concluded)
    500         Texas Utilities Co. .........................    $     22,281
    400         Unicom Corp. ................................          15,075
                                                                 ------------
                                                                      482,769
                                                                 ------------

Electrical Equipment--2.66%
    500         Corning, Inc. ...............................          20,062
    100         Eaton Corp. .................................           6,831
    200         Harris Corp. ................................           7,588
    300         Honeywell, Inc. .............................          23,981
    300         General Instrument Corp.* ...................           8,438
    200         Johnson Controls, Inc. ......................          11,575
    200         KLA-Tencor Corp. * ..........................           6,813
  2,600         Lucent Technologies Inc. ....................         223,762
  1,200         Motorola Inc. ...............................          74,400
  1,400         Northern Telecommunications Ltd. ............          65,363
    100         Perkin Elmer Corp. ..........................           9,325
    200         Raychem Corp. ...............................           6,812
    200         Scientific-Atlanta, Inc. ....................           3,875
    100         Tektronix, Inc. .............................           2,681
    400         Tellabs, Inc.* ..............................          21,625
    300         Thermo Electron Corp.* ......................           5,062
                                                                 ------------
                                                                      498,193
                                                                 ------------

Electrical Power--0.71%
    474         AMP, Inc. ...................................          22,930
    200         Andrew Corp.* ...............................           3,200
    200         Cooper Industries, Inc. .....................           9,825
    900         Emerson Electric Co. ........................          58,500
    200         Grainger, W.W., Inc. ........................           8,450
    100         Phelps Dodge Corp. ..........................           5,669
    400         Rockwell International Corp. ................          19,575
    100         Thomas & Betts Corp. ........................           4,331
                                                                 ------------
                                                                      132,480
                                                                 ------------

ENERGY RESERVES & PRODUCTION--5.99%
    200         Amerada Hess Corp. ..........................          11,100
  1,900         Amoco Corp. .................................         111,981
    200         Anadarko Petroleum Corp. ....................           5,637
    200         Apache Corp. ................................           4,600
    600         Atlantic Richfield Co. ......................          39,900
    400         Burlington Resources, Inc. ..................          14,250
  1,300         Chevron Corp. ...............................         108,712
  4,900         Exxon Corp. .................................         367,806
    100         Kerr-Mcgee Corp. ............................           3,950
  1,600         Mobil Corp. .................................         137,900
    200         Oryx Energy Co.* ............................           2,763
    100         Pennzoil Co. ................................           3,713
    500         Phillips Petroleum Co. ......................          21,000
  4,300         Royal Dutch Petroleum Co. ...................         202,100
  1,100         Texaco, Inc. ................................          63,319
    500         Union Pacific Resources Group Inc. ..........           5,594
    500         Unocal Corp. ................................          16,937
                                                                 ------------
                                                                    1,121,262
                                                                 ------------


Number of
 Shares                                                              Value
---------                                                        ------------

Entertainment--0.01%
    100         King World Productions, Inc.* ...............    $      2,725
                                                                 ------------

Environmental Services--0.34%
    400         Browning Ferris Industries, Inc. ............          11,800
  1,200         Waste Management Inc. .......................          51,450
                                                                 ------------
                                                                       63,250
                                                                 ------------

Financial Services--6.38%
    900         American Express Co. ........................          90,056
    300         AON Corp. ...................................          17,288
    700         Associates First Capital Corp. ..............          54,513
    200         Block, H&R, Inc. ............................           8,988
    100         Capital One Financial Corp. .................          11,000
    200         Countrywide Credit Industries, Inc. .........           9,900
    300         Dun & Bradstreet Corp. ......................           9,056
    300         Equifax Inc. ................................          12,450
  1,400         Federal Home Loan Mortgage Corp. ............          84,700
  2,100         Federal National Mortgage Association .......         152,775
  6,500         General Electric Co. ........................         588,250
  1,000         Household International, Inc. ...............          39,125
    500         Marsh & McLennan Companies, Inc. ............          29,094
  1,500         MBNA Corp. ..................................          34,031
    200         Providian Corp. .............................          18,362
    300         SLM Holding Corp. ...........................          13,200
    300         Textron Inc. ................................          23,306
                                                                 ------------
                                                                    1,196,094
                                                                 ------------

Food Retail--0.75%
    500         Albertson's, Inc. ...........................          28,531
    600         American Stores Co. .........................          20,138
    500         Kroger Co.* .................................          26,531
  1,000         Safeway Inc.* ...............................          52,812
    300         Winn Dixie Stores, Inc. .....................          12,094
                                                                 ------------
                                                                      140,106
                                                                 ------------

Forest Products, Paper--0.93%
    100         Bemis, Inc. .................................           3,781
    100         Boise Cascade Corp. .........................           3,169
    200         Champion International Corp. ................           8,312
    400         Fort James Corp. ............................          15,650
    200         Georgia-Pacific Corp. .......................          11,350
    600         International Paper Co. .....................          26,062
  1,100         Kimberly Clark Corp. ........................          57,887
    200         Louisiana Pacific Corp. .....................           3,400
    200         Mead Corp. ..................................           6,063
    100         Temple-Inland, Inc. .........................           5,369
    100         Union Camp Corp. ............................           6,469
    400         Weyerhaeuser Co. ............................          20,050
    200         Willamette Industries, Inc. .................           6,988
                                                                 ------------
                                                                      174,550
                                                                 ------------

Freight, Air, Sea & Land--0.14%
    300         FDX Corp.* ..................................          19,463
    700         Laidlaw Inc. ................................           6,956
                                                                 ------------
                                                                       26,419
                                                                 ------------

PaineWebber S&P 500 Index Fund


Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--(continued)

Gas Utility--0.21%
    200         Columbia Energy Corp. .......................    $     11,350
    200         Consolidated Natural Gas Co. ................          10,863
    100         NICOR, Inc. .................................           4,206
    500         Sempra Energy ...............................          12,531
                                                                 ------------
                                                                       38,950
                                                                 ------------

Heavy Machinery--0.34%
    200         Case Corp. ..................................           4,850
    700         Caterpillar, Inc. ...........................          34,606
    100         Cummins Engine Co., Inc. ....................           3,713
    500         Deere & Co. .................................          17,469
    100         McDermott International, Inc. ...............           2,681
                                                                 ------------
                                                                       63,319
                                                                 ------------

Hotels--0.11%
    200         Harrah's Entertainment Inc.* ................           3,113
    500         Hilton Hotels Corp. .........................          10,875
    400         Mirage Resorts, Inc.* .......................           5,950
                                                                 ------------
                                                                       19,938
                                                                 ------------

Household Products--2.69%
    100         Alberto Culver Co. ..........................           2,563
    500         Avon Products Inc. ..........................          20,313
    200         Clorox Co. ..................................          22,212
    600         Colgate-Palmolive Co. .......................          51,375
    400         Fortune Brands Inc. .........................          13,625
  2,300         Gillette Co. ................................         105,656
    200         International Flavors and Fragrances ........           8,375
    300         Newell Co. ..................................          13,275
  2,700         Procter & Gamble Co. ........................         236,587
    600         Ralston Purina Co. ..........................          20,888
    300         Rubbermaid, Inc. ............................           9,919
                                                                 ------------
                                                                      504,788
                                                                 ------------

Industrial Parts--1.30%
    100         Crane Co. ...................................           3,231
    300         Danaher Corp. ...............................          13,687
    500         Dover Corp. .................................          17,812
    500         Illinois Tool Works, Inc. ...................          31,781
    300         Ingersoll Rand Co. ..........................          14,044
    300         Pall Corp. ..................................           6,975
    200         Parker-Hannifin Corp. .......................           6,950
    100         Snap-On, Inc. ...............................           3,400
    200         Stanley Works ...............................           6,113
    100         Timken Co. ..................................           1,925
  1,276         Tyco International Ltd. .....................          83,977
    500         United Technologies Corp. ...................          53,594
                                                                 ------------
                                                                      243,489
                                                                 ------------

Industrial Services/Supplies--0.03%
    200         Ryder Systems, Inc. .........................           5,713
                                                                 ------------

Information & Computer Services--1.21%
    600         Automatic Data Processing, Inc. .............          46,200
    100         Ceridian Corp.* .............................           6,506
    300         Computer Sciences Corp.* ....................          17,137



Number of
 Shares                                                              Value
---------                                                        ------------

Information & Computer Services--(concluded)
  1,000         Electronic Data Systems Corp. ...............    $     39,000
    900         First Data Corp. ............................          24,019
    900         HBO & Co. ...................................          22,444
    300         IMS Health Inc. .............................          19,912
    300         Interpublic Group Companies, Inc. ...........          20,625
    300         Omnicom Group ...............................          16,031
    300         Paychex, Inc. ...............................          14,925
                                                                 ------------
                                                                      226,799
                                                                 ------------

Leisure--0.46%
    200         Brunswick Corp. .............................           4,400
    700         Eastman Kodak Co. ...........................          50,794
    300         Hasbro, Inc. ................................          10,519
    600         Mattel Inc. .................................          20,737
                                                                 ------------
                                                                       86,450
                                                                 ------------

Life Insurance--1.18%
    300         Aetna Life & Casualty Co. ...................          23,194
    500         American General Corp. ......................          35,219
    400         CIGNA Corp. .................................          31,125
    600         Conseco Inc. ................................          19,875
    200         Jefferson-Pilot Corp. .......................          13,650
    200         Lincoln National Corp. ......................          16,737
    300         Provident Cos Inc. ..........................          11,531
    400         SunAmerica Inc. .............................          31,700
    300         Torchmark, Inc. .............................          11,400
    100         Transamerica Corp. ..........................          10,625
    300         UNUM Corp. ..................................          16,163
                                                                 ------------
                                                                      221,219
                                                                 ------------

Long Distance & Phone Companies--7.47%
    600         Alltel Corp. ................................          31,800
  2,200         Ameritech Corp. .............................         119,075
  3,600         AT&T Corp. ..................................         224,325
  3,100         Bell Atlantic Corp. .........................         172,437
  2,000         BellSouth Corp. .............................         174,500
    300         Frontier Corp. ..............................           9,038
  1,900         GTE Corp. ...................................         117,800
  3,600         MCI Worldcom Inc.* ..........................         212,400
  3,900         SBC Communications, Inc. ....................         186,956
    900         Sprint Corp. ................................          65,475
  1,000         U.S. West Inc. ..............................          62,250
    800         Williams Companies, Inc. ....................          23,050
                                                                 ------------
                                                                    1,399,106
                                                                 ------------

Media--2.73%
  1,400         CBS Corp.* ..................................          41,737
    500         Clear Channel Communications* ...............          23,375
    700         Comcast Corp., Class A ......................          33,950
  4,100         Disney, Walt, Co. ...........................         131,969
  1,200         Mediaone Group Inc.* ........................          48,600
  1,100         Tele-Communications, Inc.* ..................          46,475
  1,200         Time Warner Inc. ............................         126,900
    200         Tribune Co. .................................          12,825
    700         Viacom, Inc., Class B* ......................          46,594
                                                                 ------------
                                                                      512,425
                                                                 ------------

PaineWebber S&P 500 Index Fund


Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--(continued)

Medical Products--3.01%
  3,100         Abbott Laboratories .........................    $    148,800
    100         Bard, C.R. Inc. .............................           4,581
    100         Bausch & Lomb, Inc. .........................           5,550
    600         Baxter International, Inc. ..................          38,137
    500         Becton, Dickinson & Co. .....................          21,250
    200         Biomet, Inc. ................................           7,650
    400         Boston Scientific Corp.* ....................          19,800
    300         Guidant Corp. ...............................          25,744
  2,700         Johnson & Johnson ...........................         219,375
    200         Mallinckrodt Group, Inc. ....................           6,462
    900         Medtronic, Inc. .............................          60,919
    200         St. Jude Medical, Inc.* .....................           5,813
                                                                 ------------
                                                                      564,081
                                                                 ------------

Medical Providers--0.59%
  1,300         Columbia/HCA Healthcare Corp. ...............          32,012
    200         HCR Manor Care Inc.* ........................           6,350
    900         HEALTHSOUTH Corp.* ..........................          12,094
    300         Humana Inc.* ................................           5,944
    500         Service Corp. International .................          18,687
    600         Tenet Healthcare Corp.* .....................          17,738
    400         United Healthcare Corp. .....................          18,050
                                                                 ------------
                                                                      110,875
                                                                 ------------

Mining & Metals--0.58%
    500         Alcan Aluminum Ltd. .........................          13,312
    400         Allegheny Teldyne, Inc. .....................           8,225
    400         Aluminum Co. of America .....................          29,650
    300         Bethlehem Steel Corp.* ......................           2,475
    300         Crown Cork & Seal, Inc. .....................          10,125
    300         Cyprus Amax Minerals Co. ....................           3,413
    400         Freeport-McMoran Copper & Gold, Inc. ........           5,225
    400         Inco Ltd. ...................................           4,625
    200         Nucor Corp. .................................           8,400
    300         Owens Illinois Inc.* ........................           9,637
    100         Reynolds Metals Co. .........................           5,488
    300         USX-U.S. Steel Group, Inc. ..................           7,331
                                                                 ------------
                                                                      107,906
                                                                 ------------

Motor Vehicles & Parts--1.60%
    200         Cooper Tire & Rubber Co. ....................           3,912
    300         DANA Corp. ..................................          11,700
  2,400         Ford Motor Co. ..............................         132,600
  1,300         General Motors Corp. ........................          91,000
    400         Genuine Parts Co. ...........................          13,175
    300         Goodyear Tire & Rubber Co. ..................          17,025
    200         ITT Industries Inc. .........................           7,200
    100         Navistar International Corp.* ...............           2,588
    200         PACCAR, Inc. ................................           9,100
    200         TRW, Inc. ...................................          11,012
                                                                 ------------
                                                                      299,312
                                                                 ------------

Oil Refining--0.43%
    400         Coastal Corp. ...............................          13,950
    700         Enron Corp. .................................          36,794
    200         Sonat, Inc. .................................           5,938


Number of
 Shares                                                              Value
---------                                                        ------------

Oil Refining--(concluded)
    200         Sunoco Inc. .................................    $      6,775
    600         USX-Marathon Group ..........................          17,025
                                                                 ------------
                                                                       80,482
                                                                 ------------

Oil Services--0.48%
    600         Baker Hughes, Inc. ..........................          10,988
    900         Halliburton Co. .............................          26,437
    100         Helmerich & Payne Inc. ......................           1,725
    200         Rowan Companies, Inc.* ......................           1,963
  1,100         Schlumberger Ltd. ...........................          49,156
                                                                 ------------
                                                                       90,269
                                                                 ------------
Other Insurance--2.54%
  1,700         Allstate Corp. ..............................          69,275
  2,100         American International Group Inc. ...........         197,400
    300         Chubb Corp. .................................          21,019
    300         Cincinnati Financial Corp. ..................          11,719
    200         General Re Corp. ............................          46,700
    500         Hartford Financial Services Group Inc. ......          27,594
    200         Loews Corp. .................................          20,000
    200         MBIA Inc. ...................................          12,950
    200         MGIC Investment Corp. .......................           8,787
    300         SAFECO Corp. ................................          12,881
    500         St. Paul Companies, Inc. ....................          17,625
    200         The Progressive Corp. .......................          29,675
                                                                 ------------
                                                                      475,625
                                                                 ------------

Precious Metals--0.18%
    700         Barrick Gold Corp. ..........................          14,000
    500         Battle Mountain Gold Co. ....................           2,344
    400         Homestake Mining Co. ........................           4,300
    300         Newmont Mining Corp. ........................           5,963
    500         Placer Dome, Inc. ...........................           7,281
                                                                 ------------
                                                                       33,888
                                                                 ------------

Publishing--0.71%
    100         American Greetings Corp., Class A ...........           4,231
    200         Deluxe Corp. ................................           6,950
    300         Donnelley, R.R. & Sons Co. ..................          12,731
    200         Dow Jones & Co., Inc. .......................           9,563
    600         Gannett Inc. ................................          38,738
    100         Harcourt General, Inc. ......................           5,175
    200         Knight Ridder, Inc. .........................          10,288
    200         McGraw-Hill Companies, Inc. .................          17,900
    100         Meredith Corp. ..............................           3,881
    400         New York Times Co., Class A .................          12,425
    200         Times Mirror Co. ............................          11,725
                                                                 ------------
                                                                      133,607
                                                                 ------------

Railroads--0.50%
    900         Burlington Northern Santa Fe, Inc. ..........          30,600
    400         CSX Corp. ...................................          16,675
    700         Norfolk Southern Corp. ......................          21,263
    500         Union Pacific Corp. .........................          24,312
                                                                 ------------
                                                                       92,850
                                                                 ------------

PaineWebber S&P 500 Index Fund


Number of
 Shares                                                              Value
---------                                                        ------------

COMMON STOCKS--(concluded)

Restaurants--0.73%
    300         Darden Restaurants, Inc. ....................    $      4,744
    500         Marriott International Inc. .................          14,687
  1,400         McDonalds Corp. .............................          98,087
    300         Tricon Global Restaurants Inc.* .............          13,669
    300         Wendy's International, Inc. .................           6,000
                                                                 ------------
                                                                      137,187
                                                                 ------------

Securities & Asset Management--2.31%
    200         Bear Stearns Co. Inc. .......................           8,400
    500         Charles Schwab Corp. ........................          28,187
  4,550         Citigroup, Inc. .............................         228,353
    500         Franklin Resources Inc. .....................          21,375
    200         Lehman Brothers Holdings Inc. ...............           9,988
    700         Merrill Lynch & Co., Inc. ...................          52,500
  1,200         Morgan Stanley Dean Witter & Co. ............          83,700
                                                                 ------------
                                                                      432,503
                                                                 ------------

Semiconductor--2.60%
    300         Advanced Micro Devices, Inc.* ...............           8,306
    700         Applied Materials, Inc.* ....................          27,125
  3,400         Intel Corp. .................................         365,925
    300         LSI Logic Corp.* ............................           4,650
    400         Micron Technology, Inc.* ....................          16,525
    300         National Semiconductor Corp.* ...............           4,313
    800         Texas Instruments, Inc. .....................          61,100
                                                                 ------------
                                                                      487,944
                                                                 ------------

 Specialty Retail--1.95%
    300         Autozone Inc.* ..............................         $ 9,038
    200         Circuit City Stores, Inc. ...................           7,238
    200         Consolidated Stores Corp.* ..................           4,300
    800         CVS Corp. ...................................          39,500
    375         Dollar General Corp. ........................           8,930
  3,000         Home Depot Inc. .............................         149,250
    700         Lowe's Companies Inc. .......................          29,575
    500         Rite Aid Corp. ..............................          23,187
    600         Staples, Inc.* ..............................          20,962
    200         Tandy Corp. .................................           9,013
    500         Toys R Us, Inc.* ............................           9,875
  1,000         Walgreen Co. ................................          53,687
                                                                 ------------
                                                                      364,555
                                                                 ------------

Thrift--0.30%
    100         Golden West Financial Corp. .................           9,469
  1,200         Washington Mutual, Inc. .....................          46,500
                                                                 ------------
                                                                       55,969
                                                                 ------------

Tobacco--1.54%
  4,900         Phillip Morris Cos. Inc. ....................         274,094
    400         UST, Inc. ...................................          13,900
                                                                 ------------
                                                                      287,994
                                                                 ------------

Wireless Telecommunications--0.47%
  1,100         Airtouch Communications, Inc.* ..............          62,906
    600         Nextel Communications Inc.* .................          12,900
    800         Sprint Corp.* ...............................          12,800
                                                                 ------------
                                                                       88,606
                                                                 ------------

Total Common Stocks (cost--$16,686,582) .....................      18,801,886
                                                                 ------------


Principal
  Amount                                                             Maturity    Interest
   (000)                                                               Date        Rate
---------                                                            --------    --------
Repurchase Agreements--0.29%
$     55    Repurchase agreement dated 11/30/98 with State
            Street Bank and Trust Co.,  collateralized by
            $29,726 U.S. Treasury Bills, 6.750%, due 05/31/99
            (value--$30,024) and $25,274 U.S. Treasury Notes,
            7.250%, due 05/15/04 (value--$28,338); proceeds:
            $55,006 (cost--$55,000) ..........................        12/01/98      4.00%         55,000
                                                                                           -------------
Total Investments (cost--$16,741,582)--100.66% ...............                                18,856,886
Liabilities in excess of other assets--(0.66)% ...............                                  (123,980)
                                                                                           -------------

Net Assets--100.00% ..........................................                             $ 18,732,906
                                                                                           -------------
                                                                                           -------------


-------------
 * Non-income producing security


               See accompanying notes to financial statements

PaineWebber S&P 500 Index Fund

Statement of Assets and Liabilities                November 30, 1998 (unaudited)

Assets
Investments in securities, at value
  (cost--$16,741,582) ......................................      $18,856,886
Cash .......................................................            4,649
Receivable for shares of beneficial interest sold ..........          101,568
Dividends and interest receivable ..........................           25,867
Deferred organizational expenses ...........................           61,516
Other assets ...............................................           33,240
                                                                  -----------
Total assets ...............................................       19,083,726
                                                                  -----------

Liabilities
Payable for investments purchased ..........................          248,187
Payable to affiliate .......................................           51,977
Accrued expenses and other liabilities .....................           50,656
                                                                  -----------
Total liabilities ..........................................          350,820
                                                                  -----------

Net assets
Beneficial interest--$0.001 par value
  (unlimited amount authorized) ............................       16,241,458
Undistributed net investment income ........................          145,041
Accumulated net realized gains from investment
  and futures transactions .................................          231,103
Net unrealized appreciation of investments .................        2,115,304
                                                                  -----------
Net assets .................................................      $18,732,906
                                                                  -----------
                                                                  -----------

Class A:
Net assets .................................................      $ 9,252,031
                                                                  -----------
Shares outstanding .........................................          611,824
                                                                  -----------
Net asset value and redemption value per share .............           $15.12
                                                                       ------
                                                                       ------
Maximum offering price per share (net asset value
  plus sales charge of 2.50% of offering price) ............           $15.51
                                                                       ------
                                                                       ------

Class C:
Net assets .................................................      $ 3,199,705
                                                                  -----------
Shares outstanding .........................................          211,959
                                                                  -----------
Net asset value and offering price per share ...............           $15.10
                                                                       ------
                                                                       ------

Class Y:
Net assets .................................................      $ 6,281,170
                                                                  -----------
Shares outstanding .........................................          415,351
                                                                  -----------
Net asset value, offering price and redemption
  value per share ..........................................           $15.12
                                                                       ------
                                                                       ------


               See accompanying notes to financial statements

PaineWebber S&P 500 Index Fund

Statement of Operations


                                                                 For the Six
                                                                 Months Ended
                                                              November 30, 1998
                                                                 (unaudited)
                                                               ---------------

Investment income:
Dividends and interest ....................................      $   117,344
                                                                 -----------
Expenses:
Investment advisory and administration ....................           15,408
Service fees--Class A .....................................            2,403
Service and distribution fees--Class C ....................            2,826
Legal and audit ...........................................           27,290
Reports and notices to shareholders .......................           16,049
Federal and state registration ............................           11,183
Amortization of organizational expense ....................            7,547
Trustees' fees ............................................            5,264
Custody and accounting ....................................            4,623
Transfer agency ...........................................            4,500
Other expenses ............................................            8,389
                                                                 -----------
                                                                     105,482

Less: Fee waivers and expense reimbursements
  from adviser ............................................          (74,160)
                                                                 -----------

Net expenses ..............................................           31,322
                                                                 -----------

Net investment income .....................................           86,022
                                                                 -----------

Realized and unrealized gains from investment
  activities:
Net realized gains from investment transactions ...........          211,133
Net change in unrealized appreciation/depreciation
  of investments ..........................................          909,466
                                                                 -----------
Net realized and unrealized gains from
  investment activities ...................................        1,120,599
                                                                 -----------
Net increase in net assets resulting
  from operations .........................................      $ 1,206,621
                                                                 -----------
                                                                 -----------


               See accompanying notes to financial statements

PaineWebber S&P 500 Index Fund

Statement of Changes in Net Assets

                                                                    For the Six     For the Period
                                                                    Months Ended     December 31,
                                                                 November 30, 1998  1997+ through
                                                                    (unaudited)     May 31, 1998
                                                                    ------------    ------------
From operations:
Net investment income ...........................................   $     86,022    $     59,019
Net realized gains from investment and futures transactions .....        211,133          19,970
Net change in unrealized appreciation/depreciation
  of investments ................................................       909,466       1,205,838
                                                                    ------------    ------------
Net increase in net assets resulting from operations ............      1,206,621       1,284,827
                                                                    ------------    ------------

From beneficial interest transactions:
Net proceeds from the sale of shares ............................     15,905,297      12,314,605
Cost of shares repurchased ......................................    (12,060,060)        (18,384)
                                                                    ------------    ------------
Net increase in net assets from beneficial interest transactions       3,845,237      12,296,221
                                                                    ------------    ------------

Net increase in net assets ......................................      5,051,858      13,581,048

Net Assets:
Beginning of period .............................................     13,681,048         100,000
                                                                    ------------    ------------
End of period (including undistributed net investment income of
  $145,041 and $59,019, respectively) ...........................   $ 18,732,906    $ 13,681,048
                                                                    ------------    ------------
                                                                    ------------    ------------


------
+  Commencement of operations

               See accompanying notes to financial statements

Notes to Financial Statements (unaudited)


Organization and Significant Accounting Policies

   PaineWebber S&P 500 Index Fund (the "Fund")is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations. Prior to the commencement of operations, December 31, 1997, the Fund had no activity other than the sale of 4,000 Class X ( formerly Class A) shares and 4,000 Class Y shares for a total amount of $100,000, on October 6, 1997 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").

   Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Notes to Financial Statements (unaudited)


   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts in strategies intended to enhance income or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times. There were no open futures contracts at November 30, 1998.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Investment Adviser and Administrator

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the six months ended November 30, 1998, Mitchell Hutchins has voluntarily undertaken to waive all advisory fees and reimburse a portion of other expenses.

Distribution Plans

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At November 30, 1998, the Fund owed Mitchell Hutchins $3,451 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended November 30, 1998, it earned $2,165 in sales charges.

Transfer Agency Service Fees

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended November 30, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 22% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

Notes to Financial Statements (unaudited)


Security Lending

   The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. During the six months ended November 30, 1998, the Fund did not lend securities.

Bank Line of Credit

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended November 30, 1998, the Fund did not borrow under the Facility.

Investments in Securities

   For federal income tax purposes, the cost of securities owned at November 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At November 30, 1998, the components of net unrealized appreciation of investments were as follows:

      Gross appreciation (investments having
        an excess of value over cost) .....................         $2,270,172
      Gross depreciation (investments having
        an excess of cost over value) .....................           (154,868)
                                                                    ----------

      Net unrealized appreciation of investments ..........         $2,115,304
                                                                    ----------
                                                                    ----------

   For the six months ended November 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

      Purchases ...........................................        $15,699,032
      Sales ...............................................        $11,435,131


Federal Tax Status

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Notes to Financial Statements (unaudited)


Beneficial Interest

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                    Class A*                   Class C**
                            --------------------------------------------------------
                            Shares          Amount        Shares       Amount
                          -----------    -----------   -----------   -----------
For the six months ended
  November 30, 1998:

Shares sold ...........       612,589    $ 8,372,812        211,959   $ 2,929,125
Shares repurchased ....          (765)       (10,948)          --            --
Shares converted from
  Class X to Class Y ..          --             --             --            --
                          -----------    -----------   -----------   -----------
Net increase (decrease)       611,824    $ 8,361,864        211,959   $ 2,929,125
                          -----------    -----------   -----------   -----------
                          -----------    -----------   -----------   -----------


                                      Class X***                      Class Y
                              --------------------------------------------------------
                                Shares           Amount        Shares         Amount
                              -----------    -----------    -----------    -----------
For the six months ended
  November 30, 1998:

Shares sold ...........           171,810    $ 2,361,185        157,623    $ 2,242,175
Shares repurchased ....           (28,956)      (398,536)      (854,213)    (11,50,576)
Shares converted from
  Class X to Class Y ..          (198,767)    (2,627,695)       198,616      2,627,695
                              -----------    -----------    -----------    -----------
Net increase (decrease)           (55,913)   $  (665,046)      (497,974)   $(6,780,706)
                              -----------    -----------    -----------    -----------
                              -----------    -----------    -----------    -----------

For the period
  December 31,
  1997+ through
  May 31, 1998:
Shares sold ...............        51,913       $725,507        910,607    $11,589,098
Shares repurchased ........            --             --         (1,282)       (18,384)
                              -----------    -----------    -----------    -----------
Net increase ..............        51,913       $725,507        909,325    $11,570,714
                              -----------    -----------    -----------    -----------
                              -----------    -----------    -----------    -----------


*    Commencement of operations--October 2, 1998

**   Commencement of operations--October 7, 1998

***  Former Class A

+    Commencement of operations

PaineWebber S&P 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                   Class A       Class C                Class X                   Class Y
                                                ------------  -------------  --------------------------  -------------------------
                                                   For the      For the         For the
                                                   Period       Period          Period        For the      For the     For the
                                                  October 2,    October 7,      June 1,       Period      Six Months    Period
                                                  1998+ to      1998+ to        1998 to     December 31,    Ended     December 31
                                                November 30,   November 30,   September 30,   1997+       November       1997+
                                                    1998          1998           1998++     through       30, 1998      through
                                                (unaudited)    (unaudited)    (unaudited)  May 31, 1998  (unaudited)  May 31, 1998
                                                -----------    -----------    -----------  ------------  -----------  ------------
Net asset value, beginning of period ...........   $ 12.83       $ 12.80      $ 14.11        $  12.50    $ 14.12      $   12.50
                                                  --------       -------      -------        --------    -------      ---------

Net investment income ..........................      0.02*         0.01*        0.05*           0.03       0.09*          0.06

Net realized and unrealized gains (losses)
  from investments and futures .................      2.27*         2.29*       (0.94*)          1.58       0.91*          1.56
                                                  --------       -------      -------        --------    -------      ---------

Net increase (decrease) from investment
  operations ...................................      2.29          2.30        (0.89)           1.61       1.00           1.62
                                                  --------       -------      -------        --------    -------      ---------

Net asset value, end of period .................   $ 15.12       $ 15.10      $ 13.22        $  14.11    $ 15.12      $   14.12
                                                  --------       -------      -------        --------    -------      ---------
                                                  --------       -------      -------        --------    -------      ---------

Total investment return (1) ....................     17.85%        17.97%       (6.31)%         12.88%      7.08%         12.96%
                                                  --------       -------      -------        --------    -------      ---------
                                                  --------       -------      -------        --------    -------      ---------

Ratios/Supplemental Data:

Net assets, end of period (000's) ..............   $ 9,252       $ 3,200      $     0        $    789      6,281      $  12,892

Expenses to average net assets net of
  waivers and reimbursements from adviser ......      0.60%**       1.35%**      0.40%**         0.40%**    0.35%**        0.35%**

Expenses to average net assets before
  waivers and reimbursements from adviser ......      1.67%**       2.43%**      1.29%**         2.25%**    1.29%**        2.22%**

Net investment income to average net assets
  net of waivers and reimbursements from
  adviser ......................................      0.99%**       0.38%**      1.19%**         1.26%**    1.17%**        1.41%**

Net investment income (loss) to average net
  assets before waivers and reimbursements
  from adviser .................................     (0.09)%**     (0.83)%**     0.29%**        (0.60)%**   0.23%**       (0.46)%**

Portfolio turnover rate ........................        73%           73%          73%              1%        73%             1%


------

*    Calculated using average daily shares outstanding for the period

**   Annualized

+    Commencement of issuance of shares

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for the periods of less than one year has not been annualized.

                     [This Page Intentionally Left Blank

Trustees

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


Principal Officers

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

T. Kirkham Barneby
Vice President

Investment Adviser,
Administrator and Distributor

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.


Bond Funds

o  High Income Fund

o  Investment Grade Income Fund

o  Low Duration U.S. Government Income Fund

o  Strategic Income Fund

o  U.S. Government Income Fund


Tax-Free Bond Funds

o  California Tax-Free Income Fund

o  Municipal High Income Fund

o  National Tax-Free Income Fund

o  New York Tax-Free Income Fund


Stock Funds

o  Financial Services Growth Fund

o  Growth Fund

o  Growth and Income Fund

o  Mid Cap Fund

o  Small Cap Fund

o  S&P 500 Index Fund

o  Tax-Managed Equity Fund

o  Utility Income Fund


Asset Allocation Funds

o  Balanced Fund

o  Tactical Allocation Fund


Global Funds

o  Asia Pacific Growth Fund

o  Emerging Markets Equity Fund

o  Global Equity Fund

o  Global Income Fund


Mitchell Hutchins Portfolios

o  Aggressive Portfolio

o  Moderate Portfolio

o  Conservative Portfolio


PaineWebber Money Market Fund


                              [LOGO] PaineWebber
                   (Copyright)1999 PaineWebber Incorporated
                                 Member SIPC


-------------------------------------------------------------------------------

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-------------------

S&P 500

Index

Fund



SEMIANNUAL REPORT




November 30, 1998